INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets Net
SCHEDULE OF INTANGIBLE ASSETS

	Development Costs	E-Wave License	Clear RF Patent + Supplier relationship	Total
Cost:
Balance at December 31, 2022	$16,709,798	$1,321,257	$522,637	$18,553,692
Additions	2,271,000	-	-	2,271,000
Balance at December 31, 2023	$18,980,858	$1,321,257	$522,637	$20,824,752
Additions	2,004,087	-	-	2,004,087
Balance at December 31, 2024	$20,984,945	$1,321,257	$522,637	$22,828,839

Accumulated Amortization:
Balance at December 31, 2022	$9,722,267	$1,321,257	$522,637	$11,566,161
Additions	1,401,861	-	-	1,401,861
Balance at December 31, 2023	$11,124,128	$1,321,257	$522,637	$12,968,022
Additions	1,295,953	-	-	1,295,953
Impairment in value	279,828	-	-	279,828
Balance at December 31, 2024	$12,699,909	$1,321,257	$522,637	$14,543,803

Net Book Value:	8,285,036	-	-	8,285,036

Balance at December 31, 2023	$7,856,730	$-	$-	$7,856,730
Balance at December 31, 2024	$8,285,036	$-	$-	$8,285,036